UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market
Central Fund

December 31, 2012

1.811315.108

CFM-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 40.6%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.9%
Branch Banking & Trust Co.
3/28/13 to 5/1/13	0.32 to 0.36%	$ 8,000,000	$ 8,000,000
State Street Bank & Trust Co., Boston
3/7/13 to 6/7/13	0.23 to 0.28	9,000,000	9,000,000
			17,000,000
London Branch, Eurodollar, Foreign Banks - 5.9%
Commonwealth Bank of Australia
1/24/13	0.24	2,000,000	2,000,000
DNB Bank ASA
1/22/13	0.30	3,000,000	3,000,000
HSBC Bank PLC
4/12/13	0.30	2,000,000	2,000,000
Mizuho Corporate Bank Ltd.
1/9/13	0.35	2,000,000	2,000,000
National Australia Bank Ltd.
1/11/13 to 6/3/13	0.26 to 0.42 (c)	44,000,000	44,000,000
			53,000,000
New York Branch, Yankee Dollar, Foreign Banks - 32.8%
Bank of Montreal Chicago CD Program
3/1/13 to 9/6/13	0.23 to 0.44 (c)	14,000,000	14,000,000
Bank of Nova Scotia
6/7/13 to 9/17/13	0.29 to 0.54 (c)	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1/8/13 to 3/26/13	0.27 to 0.50 (c)	42,000,000	42,000,000
Canadian Imperial Bank of Commerce
6/3/13 to 9/17/13	0.29 to 0.42 (c)	16,000,000	16,000,000
Credit Suisse
2/19/13	0.27	7,000,000	7,000,000
DnB NOR Bank ASA
1/14/13 to 2/12/13	0.25 to 0.30	4,000,000	4,000,000
Mitsubishi UFJ Trust & Banking Corp.
2/19/13 to 5/2/13	0.40 to 0.55	8,000,000	8,000,000
Mizuho Corporate Bank Ltd.
1/7/13 to 4/8/13	0.32 to 0.41	33,000,000	33,000,386
National Bank of Canada
2/4/13 to 6/18/13	0.34 to 0.41 (c)	8,000,000	8,000,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Nordea Bank Finland PLC
2/20/13 to 3/28/13	0.25 to 0.27%	$ 9,000,000	$ 9,000,000
Royal Bank of Canada
2/11/13 to 8/30/13	0.38 to 0.74 (c)	15,000,000	15,000,000
Skandinaviska Enskilda Banken
1/22/13 to 2/6/13	0.26	7,000,000	7,000,000
Societe Generale
2/1/13	0.35	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.
2/13/13 to 5/8/13	0.35 to 0.44 (c)	49,000,000	49,001,203
Sumitomo Trust & Banking Co. Ltd.
1/9/13 to 2/26/13	0.30	20,000,000	20,000,000
Svenska Handelsbanken, Inc.
1/18/13 to 5/20/13	0.25 to 0.28	15,000,000	15,000,110
Toronto-Dominion Bank
2/4/13 to 9/13/13	0.30 to 0.32 (c)	15,000,000	15,000,055
UBS AG
5/7/13	0.32 (c)	5,000,000	5,000,000
Westpac Banking Corp.
1/29/13	0.23	2,000,000	2,000,000
			292,001,754
TOTAL CERTIFICATE OF DEPOSIT			362,001,754
Financial Company Commercial Paper - 14.7%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/4/13	0.35	1,000,000	999,971
BNP Paribas Finance, Inc.
3/28/13	0.31	10,000,000	9,992,594
Commonwealth Bank of Australia
2/25/13 to 6/7/13	0.23 to 0.26 (c)	20,000,000	19,998,082
DNB Bank ASA
1/7/13 to 3/25/13	0.25 to 0.30	14,000,000	13,995,448
General Electric Capital Corp.
4/19/13 to 4/30/13	0.25	8,000,000	7,993,771
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
JPMorgan Chase & Co.
4/26/13 to 5/28/13	0.28 to 0.30% (c)	$ 17,000,000	$ 17,000,000
Natexis Banques Populaires U.S. Finance Co. LLC
2/4/13	0.30	5,000,000	4,998,583
Nationwide Building Society
3/4/13 to 3/7/13	0.30	2,000,000	1,998,942
Nordea North America, Inc.
4/4/13	0.25	4,000,000	3,997,417
PNC Bank NA
2/15/13	0.39	2,000,000	1,999,025
Skandinaviska Enskilda Banken AB
2/1/13 to 3/6/13	0.26 to 0.28	6,000,000	5,998,022
Svenska Handelsbanken, Inc.
1/15/13 to 4/8/13	0.25 to 0.28	8,000,000	7,996,550
Toronto Dominion Holdings (USA)
5/16/13	0.27	5,000,000	4,994,938
Toyota Motor Credit Corp.
3/1/13 to 3/8/13	0.31 to 0.32	2,000,000	1,998,905
UBS Finance, Inc.
1/14/13 to 4/25/13	0.30 to 0.45	15,000,000	14,986,617
Westpac Banking Corp.
5/29/13 to 7/1/13	0.26 to 0.28 (c)	12,000,000	12,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			130,948,865
Asset Backed Commercial Paper - 2.0%

Ciesco LP (Citibank NA Guaranteed)

1/8/13	0.35	1,000,000	999,932
2/22/13	0.33	1,000,000	999,523
Govco, Inc. (Liquidity Facility Citibank NA)

1/8/13	0.35	1,000,000	999,932
1/11/13	0.35	3,000,000	2,999,708
1/11/13	0.35	4,000,000	3,999,611
2/1/13	0.35	1,000,000	999,699
2/1/13	0.35	1,000,000	999,699
2/5/13	0.30	1,000,000	999,708
Asset Backed Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Govco, Inc. (Liquidity Facility Citibank NA) - continued
2/11/13	0.33%	$ 1,000,000	$ 999,624
2/20/13	0.33	1,000,000	999,542
3/1/13	0.33	2,000,000	1,998,918
3/4/13	0.33	1,000,000	999,432
TOTAL ASSET BACKED COMMERCIAL PAPER			17,995,328
Other Commercial Paper - 2.0%

Anheuser-Busch InBev Worldwide, Inc.
4/3/13	0.28	5,669,000	5,664,944
Devon Energy Corp.
1/30/13	0.41 (c)	5,000,000	5,000,000
Ecolab, Inc.
1/11/13	0.51 (c)	2,000,000	2,000,000
MidAmerican Energy Holdings, Co.
1/4/13	0.39	2,000,000	1,999,935
Verizon Communications, Inc.
2/13/13	0.41 (c)	3,000,000	3,000,000
TOTAL OTHER COMMERCIAL PAPER			17,664,879
Treasury Debt - 6.4%

U.S. Treasury Obligations - 6.4%
U.S. Treasury Notes
1/15/13 to 12/31/13	0.16 to 0.23	57,000,000	57,463,573
Other Note - 3.5%

Medium-Term Notes - 3.5%
Dominion Resources, Inc.
2/13/13	0.41 (b)(c)	2,000,000	2,000,000
Royal Bank of Canada
9/1/13 to 9/13/13	0.46 to 0.69 (b)(c)	20,000,000	20,000,000
9/6/13	0.36 (c)	9,000,000	8,998,770
TOTAL OTHER NOTE			30,998,770
Variable Rate Demand Note - 1.1%
	Yield (a)	Principal Amount	Value
Colorado - 0.6%
Denver Colorado Pub. Schools Ctfs. of Prtn. Series 2011 A4, LOC Royal Bank of Canada, VRDN
1/7/13	0.17% (c)	$ 5,000,000	$ 5,000,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, VRDN
1/7/13	0.39 (c)	4,600,000	4,600,000
TOTAL VARIABLE RATE DEMAND NOTE			9,600,000
Government Agency Debt - 3.0%

Federal Agencies - 3.0%
Fannie Mae
9/11/14	0.19 (c)	6,000,000	5,998,001
Federal Home Loan Bank
9/19/13 to 6/25/14	0.19 to 0.22 (c)	11,000,000	10,996,797
Freddie Mac
12/5/14	0.22 (c)	10,000,000	10,000,000
TOTAL GOVERNMENT AGENCY DEBT			26,994,798
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
4/1/13	0.53 (c)(e)	1,000,000	1,000,000
Other Municipal Debt - 0.6%
	Principal Amount	Value
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 1/9/13, CP mode (d)	$ 5,000,000	$ 5,000,000
Government Agency Repurchase Agreement - 12.4%
	Maturity Amount
In a joint trading account at 0.23% dated 12/31/12 due 1/2/13 (Collateralized by U.S. Government Obligations) #	$ 66,049,839	66,049,000
With:
BNP Paribas Securities Corp. at 0.23%, dated:
11/20/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $3,060,841, 2.54% - 6.5%, 12/1/20 - 8/1/40)	3,001,131	3,000,000
11/21/12 due 1/7/13:
(Collateralized by U.S. Government Obligations valued at $3,060,821, 3% - 6%, 1/1/25 - 3/1/38)	3,001,112	3,000,000
(Collateralized by U.S. Government Obligations valued at $3,060,821, 4% - 6.5%, 10/1/15 - 1/20/42)	3,001,112	3,000,000
11/26/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $11,222,653, 2.6% - 6%, 6/1/18 - 7/1/42)	11,004,217	11,000,000
Citibank NA at 0.2%, dated 12/26/12 due 1/2/13 (Collateralized by U.S. Government Obligations valued at $5,102,325, 2.86% - 4%, 8/1/35 - 8/1/40)	5,000,194	5,000,000
ING Financial Markets LLC at:
0.23%, dated:
11/28/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $2,040,557, 2.5% - 4.5%, 12/15/39 - 6/1/41)	2,000,728	2,000,000
12/3/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $2,062,894, 2.5%, 12/15/39)	2,000,767	2,000,000
0.24%, dated 12/21/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $1,032,985, 5.84%, 10/20/33)	1,000,400	1,000,000
Mizuho Securities USA, Inc. at 0.29%, dated 10/29/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $6,146,548, 3% - 3.5%, 7/1/21 - 10/20/42)	6,005,607	6,000,000
Morgan Stanley & Co., Inc. at 0.18%, dated 12/28/12 due 1/4/13 (Collateralized by U.S. Government Obligations valued at $4,082,298, 4%, 9/1/42)	4,000,140	4,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
RBC Capital Markets Corp. at 0.25%, dated 10/24/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $2,043,564, 2.21% - 5%, 2/13/17 - 12/20/42)	$ 2,001,250	$ 2,000,000
RBS Securities, Inc. at 0.25%, dated 12/3/12 due 1/3/13 (Collateralized by U.S. Government Obligations valued at $2,042,740, 3.66% - 5.82%, 5/1/36 - 9/1/40)	2,000,431	2,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		110,049,000
Other Repurchase Agreement - 13.5%

Other Repurchase Agreement - 13.5%
With:
BNP Paribas Securities Corp. at 0.34%, dated 12/7/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $1,050,734, 4.55% - 7.63%, 11/15/13 - 11/21/22)	1,000,293	1,000,000
Citigroup Global Markets, Inc. at 0.47%, dated 12/31/12 due 1/2/13 (Collateralized by Mortgage Loan Obligations valued at $18,900,494, 0.49% - 5.31%, 3/15/24 - 12/10/45)	18,000,470	18,000,000
Credit Suisse Securities (USA) LLC at:
0.29%, dated 12/28/12 due 1/4/13 (Collateralized by U.S. Government Obligations valued at $2,060,726, 1.89%, 1/16/53)	2,000,113	2,000,000
0.33%, dated 12/28/12 due 1/4/13 (Collateralized by Equity Securities valued at $2,160,144)	2,000,128	2,000,000
0.52%, dated 10/16/12 due 1/15/13 (Collateralized by Equity Securities valued at $3,243,721)	3,003,943	3,000,000
0.72%, dated 10/30/12 due 2/1/13 (Collateralized by Corporate Obligations valued at $1,081,555, 4%, 11/15/29)	1,001,880	1,000,000
0.77%, dated 11/19/12 due 2/19/13 (Collateralized by Mortgage Loan Obligations valued at $1,082,892, 0.48% - 6%, 6/20/34 - 11/25/46)	1,001,968	1,000,000
0.78%, dated:
10/15/12 due 1/14/13 (Collateralized by Corporate Obligations valued at $2,167,105, 0.37% - 8.29%, 6/15/30 - 1/25/38)	2,003,943	2,000,000
10/16/12 due 1/17/13 (Collateralized by Mortgage Loan Obligations valued at $3,249,310, 0.39% - 5.83%, 4/25/35 - 7/10/46)	3,006,045	3,000,000
10/22/12 due 1/24/13 (Collateralized by Corporate Obligations valued at $1,081,676, 0% - 8.29%, 6/15/30 - 1/25/46)	1,002,037	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.78%, dated:
10/24/12 due 1/23/13 (Collateralized by Mortgage Loan Obligations valued at $1,188,818, 0.37% - 6%, 5/25/35 - 7/25/46)	$ 1,001,972	$ 1,000,000
11/6/12 due 2/4/13 (Collateralized by Corporate Obligations valued at $1,081,288, 0.47% - 53.92%, 6/25/36 - 11/3/44)	1,001,950	1,000,000
0.8%, dated:
10/1/12 due 1/2/13 (Collateralized by Mortgage Loan Obligations valued at $1,085,954, 0.35% - 6.16%, 11/15/30 - 4/15/41)	1,002,067	1,000,000
10/9/12 due 1/7/13 (Collateralized by Mortgage Loan Obligations valued at $2,174,201, 0.37% - 5.75%, 4/25/35 - 11/15/45)	2,004,000	2,000,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 10/18/12 due 1/17/13 (Collateralized by Equity Securities valued at $1,088,107)	1,001,264	1,000,000
0.66%, dated 12/12/12 due 4/11/13 (Collateralized by Corporate Obligations valued at $2,175,670, 2.13%, 12/15/37)	2,004,400	2,000,000
0.69%, dated 10/22/12 due 2/19/13 (Collateralized by Corporate Obligations valued at $2,177,768,1%, 2/15/13)	2,004,600	2,000,000
0.71%, dated 10/19/12 due 4/17/13 (Collateralized by Equity Securities valued at $2,177,134)	2,007,100	2,000,000
0.73%, dated 10/22/12 due 3/21/13 (Collateralized by Corporate Obligations valued at $2,177,768, 1%, 2/15/13)	2,006,083	2,000,000
0.79%, dated 9/13/12 due 1/11/13 (Collateralized by Corporate Obligations valued at $2,179,955, 1%, 2/15/13)	2,005,267	2,000,000
J.P. Morgan Securities, Inc. at:
0.3%, dated 12/26/12 due 1/2/13 (Collateralized by U.S. Government Obligations valued at $11,330,550, 6.05% - 6.54%, 11/25/34 - 3/25/40)	11,000,642	11,000,000
0.38%, dated 12/28/12 due 1/4/13 (Collateralized by Corporate Obligations valued at $1,052,201, 5.93%, 10/1/16)	1,000,074	1,000,000
0.46%, dated 12/14/12 due 1/7/13 (Collateralized by Mortgage Loan Obligations valued at $2,163,172, 1.51% , 3/6/20)	2,000,792	2,000,000
0.92%, dated 9/21/12 due 3/20/13 (Collateralized by Mortgage Loan Obligations valued at $2,168,214, 1.51% , 3/6/20)	2,009,200	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.17%, dated 12/31/12 due 1/2/13 (Collateralized by U.S. Government Obligations valued at $23,690,224, 5.89% - 5.94%, 12/15/40 - 11/25/42)	$ 23,000,217	$ 23,000,000
0.3%, dated 12/21/12 due 1/2/13 (Collateralized by Commercial Paper Obligations valued at $2,060,206, 3/7/13 - 4/15/13)	2,000,200	2,000,000
0.38%, dated 12/26/12 due 1/2/13 (Collateralized by Equity Securities valued at $4,320,320)	4,000,296	4,000,000
0.62%, dated 12/31/12 due 1/7/13 (Collateralized by Mortgage Loan Obligations valued at $2,149,121,0% - 6.5%, 7/25/28 - 7/28/35)	2,000,241	2,000,000
Mizuho Securities USA, Inc. at:
0.37%, dated 12/28/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $2,063,424, 3%, 1/25/28)	2,000,678	2,000,000
0.42%, dated 11/26/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $2,098,918, 0.78% - 6.39%, 9/11/15 - 7/20/41)	2,001,353	2,000,000
0.54%, dated 12/27/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $1,051,912, 4.72%, 2/20/18)	1,000,495	1,000,000
0.82%, dated 10/29/12 due 1/3/13 (Collateralized by Corporate Obligations valued at $1,155,077, 1.71%, 10/1/37)	1,001,503	1,000,000
0.95%, dated:
11/1/12 due 2/8/13 (Collateralized by Corporate Obligations valued at $1,068,400, 3.3% - 7.5%, 9/17/18 - 12/15/22)	1,002,613	1,000,000
11/26/12 due 2/22/13 (Collateralized by Mortgage Loan Obligations valued at $1,087,703, 0.49% - 6.44%, 6/15/17 - 3/1/42)	1,002,322	1,000,000
0.97%, dated 10/24/12 due 1/22/13 (Collateralized by Corporate Obligations valued at $1,155,452, 1.71%, 10/1/37)	1,002,425	1,000,000
RBC Capital Markets Co. at 0.43%, dated 12/10/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $1,098,880, 0% - 6.39%, 12/25/40 - 12/1/45)	1,000,418	1,000,000
RBS Securities, Inc. at:
0.85%, dated 12/19/12 due 1/18/13 (Collateralized by U.S. Government Obligations valued at $2,064,729, 3.5%, 10/25/42)	2,001,417	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
RBS Securities, Inc. at:
1.1%, dated 12/10/12 due 2/4/13 (Collateralized by U.S. Government Obligations valued at $5,156,583, 3.5%, 10/25/42)	$ 5,027,347	$ 5,000,000
Royal Bank of Scotland PLC at 0.85%, dated 12/7/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $1,082,206, 1.46% - 2.07%, 11/27/19 - 7/24/21)	1,000,732	1,000,000
UBS Securities LLC at:
0.5%, dated:
10/18/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $1,081,141, 1.88% - 4.25%, 12/15/14 - 12/15/27)	1,001,250	1,000,000
11/19/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $1,053,942, 0.88% - 8.5%, 10/15/13 - 3/29/41)	1,001,278	1,000,000
0.55%, dated 10/4/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $1,081,485, 1.88% - 4.25%, 12/15/14 - 12/15/27)	1,001,482	1,000,000
Wells Fargo Securities, LLC at 0.55%, dated 11/20/12 due:
2/19/13 (Collateralized by Corporate Obligations valued at $1,050,691, 0.21% - 5.8%, 6/30/14 - 4/1/46)	1,001,390	1,000,000
2/20/13 (Collateralized by Corporate Obligations valued at $1,051,091, 0.21% - 6.25%, 11/15/13 - 4/1/46)	1,001,406	1,000,000
TOTAL OTHER REPURCHASE AGREEMENT		120,000,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $889,716,967)		889,716,967
NET OTHER ASSETS (LIABILITIES) - 0.1%		590,491
NET ASSETS - 100%		$ 890,307,458
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,000,000 or 2.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.53%, 4/1/13	7/18/12	$ 1,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$66,049,000 due 1/02/13 at 0.23%
Bank of America NA	$ 35,488,710
Deutsche Bank Securities, Inc.	2,129,323
J.P. Morgan Securities, Inc.	3,193,984
Merrill Lynch, Pierce, Fenner & Smith, Inc.	497,410
Mizuho Securities USA, Inc.	17,744,354
Morgan Stanley & Co., Inc.	4,495,237
Societe Generale	1,971,595
UBS Securities LLC	528,387
$ 66,049,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2012, the cost of investment securities for income tax purposes was $889,716,967.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013